July 21, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re: Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)
on behalf of Eaton Vance Atlanta Capital Horizon Growth Fund (formerly Eaton
Vance Tax-Managed Mid-Cap Core Fund) (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as previously filed pursuant to Rule 497(e) in a revised Prospectus dated March 1, 2011, as revised July 11, 2011. The purpose of the filing is to submit the 497(e) filing dated July 11, 2011 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8509.

Very truly yours, /s/Deanna R. Berry Deanna R. Berry Assistant Vice President